Income Tax (Details 4) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Abstract]
Gross beginning balance		$ 783,382
Gross increase to tax positions in the current period		1,295,784	783,382
Gross increase to tax position in the prior period
Gross decrease to tax position in the prior period
Lapse of statute limitations
Gross ending balance		$ 2,079,166	$ 783,382